Portfolio of investments—December 31, 2020 (unaudited)

	Shares	Value
Common stocks: 97.00%
Communication services: 8.58%
Diversified telecommunication services: 3.18%
Verizon Communications Incorporated	235,998	$ 13,864,883
Media: 5.40%
Comcast Corporation Class A	450,200	23,590,480
Consumer discretionary: 0.57%
Specialty retail: 0.57%
The Home Depot Incorporated	9,418	2,501,609
Consumer staples: 0.54%
Food & staples retailing: 0.54%
Walmart Incorporated	16,335	2,354,690
Energy: 0.57%
Oil, gas & consumable fuels: 0.57%
Phillips 66	35,880	2,509,447
Financials: 0.60%
Banks: 0.60%
JPMorgan Chase & Company	20,461	2,599,979
Health care: 1.13%
Biotechnology: 0.50%
Amgen Incorporated	9,458	2,174,583
Health care providers & services: 0.63%
UnitedHealth Group Incorporated	7,915	2,775,632
Information technology: 11.62%
Communications equipment: 2.45%
Cisco Systems Incorporated	238,967	10,693,773
IT services: 9.17%
MasterCard Incorporated Class A	35,630	12,717,772
Visa Incorporated Class A	125,000	27,341,250
		40,059,022
Real estate: 1.72%
Equity REITs: 1.72%
American Tower Corporation	33,479	7,514,696
Utilities: 71.67%
Electric utilities: 43.05%
Alliant Energy Corporation	182,865	9,423,033
American Electric Power Company Incorporated	256,388	21,349,429
Duke Energy Corporation	217,240	19,890,494
Entergy Corporation	120,985	12,079,142
Eversource Energy	126,952	10,982,618
Exelon Corporation	359,307	15,169,942
FirstEnergy Corporation	205,868	6,301,619
See accompanying notes to portfolio of investments

Wells Fargo Utility and Telecommunications Fund  |  1

Portfolio of investments—December 31, 2020 (unaudited)

			Shares	Value
Electric utilities (continued)
NextEra Energy Incorporated			711,832	$ 54,917,839
Pinnacle West Capital Corporation			58,794	4,700,580
The Southern Company			282,021	17,324,550
Xcel Energy Incorporated			238,866	15,925,196
				188,064,442
Gas utilities: 3.15%
Atmos Energy Corporation			97,312	9,286,484
ONE Gas Incorporated			58,135	4,463,024
				13,749,508
Multi-utilities: 23.11%
Ameren Corporation			133,679	10,434,983
CenterPoint Energy Incorporated			210,396	4,552,969
CMS Energy Corporation			208,002	12,690,202
Dominion Energy Incorporated			307,461	23,121,071
DTE Energy Company			97,879	11,883,489
Public Service Enterprise Group Incorporated			132,788	7,741,540
Sempra Energy			131,761	16,787,669
WEC Energy Group Incorporated			149,041	13,716,243
				100,928,166
Water utilities: 2.36%
American Water Works Company Incorporated			67,273	10,324,387
Total Common stocks (Cost $273,138,167)				423,705,297
		Yield
Short-term investments: 3.16%
Investment companies: 3.16%
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03%	13,802,855	13,802,855
Total Short-term investments (Cost $13,802,855)				13,802,855
Total investments in securities (Cost $286,941,022)	100.16%			437,508,152
Other assets and liabilities, net	(0.16)			(691,152)
Total net assets	100.00%			$436,817,000

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

2  |  Wells Fargo Utility and Telecommunications Fund

Portfolio of investments—December 31, 2020 (unaudited)
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliated persons of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	% of net assets	Shares, end of period	Income from affiliated securities
Short-term investments
Investment companies
Wells Fargo Government Money Market Fund Select Class	$9,586,236	$59,135,730	$(54,919,111)	$0	$0	$13,802,855	3.16%	13,802,855	$10,721
See accompanying notes to portfolio of investments

Wells Fargo Utility and Telecommunications Fund  |  3

Notes to portfolio of investments—December 31, 2020 (unaudited)
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of December 31, 2020:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$37,455,363	$0	$0	$37,455,363
Consumer discretionary	2,501,609	0	0	2,501,609
Consumer staples	2,354,690	0	0	2,354,690
Energy	2,509,447	0	0	2,509,447
Financials	2,599,979	0	0	2,599,979
Health care	4,950,215	0	0	4,950,215
Information technology	50,752,795	0	0	50,752,795
Real estate	7,514,696	0	0	7,514,696
Utilities	313,066,503	0	0	313,066,503
Short-term investments
Investment companies	13,802,855	0	0	13,802,855
Total assets	$437,508,152	$0	$0	$437,508,152

4  |  Wells Fargo Utility and Telecommunications Fund

Notes to portfolio of investments—December 31, 2020 (unaudited)
Additional sector, industry or geographic detail is included in the Portfolio of Investments.
For the nine months ended December 31, 2020, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Utility and Telecommunications Fund  |  5